Immaterial Reclassification and Adjustment of Prior Periods	12 Months Ended
Dec. 31, 2018
Accounting Changes And Error Corrections [Abstract]
Immaterial Reclassification and Adjustment of Prior Periods

(2) Immaterial Reclassification and Adjustment of Prior Periods

As part of the preparation of the December 31, 2018 consolidated financial statements, the Company modified its financial statement presentation of the operating results from its container management business segment. The Company re-evaluated its fleet management agreements for managed containers and determined these agreements convey to the Company the right to control the use of the managed fleet, therefore meeting the definition of a lease based on ASC 840. The Company has determined that it controls the managed fleet containers before they are subleased to its customers. The Company is also responsible for providing the leasing services to the customers and responsible for directing and integrating third-party vendors to fulfill its performance obligations.

As a result of this evaluation, the Company’s lease management fee income, previously presented on a net basis, was reclassified and presented on a gross basis for all periods presented in the Company’s consolidated statements of comprehensive income (loss). It was also determined that the acquisition fees received for the purchase of managed containers should be deferred and amortized over the deemed lease term. The Company previously recognized these revenues at the time of purchase of the managed containers on behalf of the Owners.

In accordance with FASB Accounting Standards Codification 250, Accounting Changes and Error Corrections, management evaluated the materiality of the prior period adjustments from both a quantitative and qualitative perspective and concluded that the changes in the “gross versus net” presentation of the consolidated statements of comprehensive income (loss) and the cumulative adjustment to opening retained earnings in the consolidated balance sheets and consolidated statements of shareholder’s equity were immaterial to the Company’s prior period interim and annual consolidated financial statements. Since the revision was not material to any prior period interim or annual consolidated financial statements, no amendments to previously filed interim or annual reports are required.

The change in the presentation for the managed fleet from net to gross amounts resulted in an increase in deemed lease rental income and a corresponding increase in separately reported distribution expenses to managed fleet owners, with no effect on the Company's consolidated balance sheets, consolidated statement of cash flows and on its “net income (loss)” in the consolidated statements of comprehensive income (loss).

The impact of the reclassification of the financial statement presentation in the consolidated statements of comprehensive income (loss) as of December 31, 2017 and 2016 are as follows:

	2017			2016
	As Reported	Adjustment	As Adjusted	As Reported	Adjustment	As Adjusted
Lease rental income - managed fleet	$-	$104,566	$104,566	$-	$105,511	$105,511
Distribution to managed fleet owners	$-	$(96,718)	$(96,718)	$-	$(98,028)	$(98,028)
Management fees - non-leasing	$-	$7,146	$7,146	$-	$5,937	$5,937
Management fees	$14,994	$(14,994)	$-	$13,420	$(13,420)	$-

The change in the timing of revenue recognition for acquisition fees resulted in a cumulative decrease of $4,245 to the retained earnings balance at December 31, 2015, 2016 and 2017 in the consolidated statements of shareholders’ equity, an increase of $4,245 in accrued expenses and a decrease for the same amount in retained earnings recorded in the consolidated balance sheet at December 31, 2017, with an immaterial effect on the Company’s consolidated statements of comprehensive income (loss).

The impacts have been reflected throughout the consolidated financial statements, including the applicable footnotes, as appropriate (see Note 1 “Nature of Business and Summary of Significant Accounting Policies”, Note 5 “Revenue from Managed Container Fleet”, Note 10 “Accrued Expenses” and Note 13 “Segment Information”).